FINANCIAL INSTRUMENTS - Summary of assets and liabilities based on categories (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 5,630	$ 3,520	$ 4,867	$ 2,172
Restricted cash	72		128
Trade accounts receivable and other	3,048		3,569
Inventories	14,269		17,296
Prepaid expenses and other current assets	2,199		2,756
Total current assets	25,218		28,616
Non-current assets:
Goodwill and intangible assets	4,944		5,432
Property, plant and equipment and biological assets (note 3)	33,766		36,231
Investments in associates and joint ventures	6,321		6,529
Other investments	670		772
Deferred tax assets	8,674		8,680
Other assets	1,708		1,648
Total non-current assets	56,083		59,292
Total assets	81,301		87,908
Current liabilities:
Short-term debt and current portion of long-term debt	3,134		2,869
Trade accounts payable and other	10,019		12,614
Short-term provisions	982		516
Accrued expenses and other liabilities	4,820		4,910
Income tax liabilities	377		378
Total current liabilities	19,332		21,287
Non-current liabilities:
Long-term debt, net of current portion (note 6)	10,414		11,471
Deferred tax liabilities	2,039		2,331
Deferred employee benefits	7,253		7,343
Long-term provisions	1,978		2,475
Other long-term obligations	2,687		2,518
Total non-current liabilities	24,371		26,138
Equity:
Equity attributable to the equity holders of the parent	35,774		38,521
Non-controlling interests	1,824		1,962
Total equity	37,598	44,111	40,483	$ 44,108
Total liabilities and equity	81,301		$ 87,908
Restricted cash and cash equivalents environmental obligations	24
Restricted cash and cash equivalents mandatory convertible bonds	20
Proceeds from repayment of an outstanding short-term loan to Global Chartering Limited (note 7)	127	$ 0
Global Chartering Limited
Equity:
Proceeds from repayment of an outstanding short-term loan to Global Chartering Limited (note 7)	127
Non-financial liabilities
Current liabilities:
Short-term debt and current portion of long-term debt	0
Trade accounts payable and other	0
Short-term provisions	940
Accrued expenses and other liabilities	1,495
Income tax liabilities	377
Total current liabilities	2,812
Non-current liabilities:
Long-term debt, net of current portion (note 6)	0
Deferred tax liabilities	2,039
Deferred employee benefits	7,253
Long-term provisions	1,972
Other long-term obligations	452
Total non-current liabilities	11,716
Equity:
Equity attributable to the equity holders of the parent	35,774
Non-controlling interests	1,824
Total equity	37,598
Total liabilities and equity	52,126
Financial liabilities | Liabilities at amortised cost
Current liabilities:
Short-term debt and current portion of long-term debt	3,134
Trade accounts payable and other	10,019
Short-term provisions	42
Accrued expenses and other liabilities	2,837
Income tax liabilities	0
Total current liabilities	16,032
Non-current liabilities:
Long-term debt, net of current portion (note 6)	10,414
Deferred tax liabilities	0
Deferred employee benefits	0
Long-term provisions	6
Other long-term obligations	1,983
Total non-current liabilities	12,403
Equity:
Total liabilities and equity	28,435
Financial liabilities | Derivatives
Current liabilities:
Short-term debt and current portion of long-term debt	0
Trade accounts payable and other	0
Short-term provisions	0
Accrued expenses and other liabilities	488
Income tax liabilities	0
Total current liabilities	488
Non-current liabilities:
Long-term debt, net of current portion (note 6)	0
Deferred tax liabilities	0
Deferred employee benefits	0
Long-term provisions	0
Other long-term obligations	252
Total non-current liabilities	252
Equity:
Total liabilities and equity	740
Non-financial assets
Current assets:
Cash and cash equivalents	0
Restricted cash	0
Trade accounts receivable and other	0
Inventories	14,269
Prepaid expenses and other current assets	1,113
Total current assets	15,382
Non-current assets:
Goodwill and intangible assets	4,944
Property, plant and equipment and biological assets (note 3)	33,725
Investments in associates and joint ventures	6,321
Other investments	0
Deferred tax assets	8,674
Other assets	324
Total non-current assets	53,988
Total assets	69,370
Financial assets | Assets at amortized cost
Current assets:
Cash and cash equivalents	5,630
Restricted cash	72
Trade accounts receivable and other	2,614
Inventories	0
Prepaid expenses and other current assets	782
Total current assets	9,098
Non-current assets:
Goodwill and intangible assets	0
Property, plant and equipment and biological assets (note 3)	0
Investments in associates and joint ventures	0
Other investments	0
Deferred tax assets	0
Other assets	1,124
Total non-current assets	1,124
Total assets	10,222
Financial assets | Fair value recognized in profit or loss
Current assets:
Cash and cash equivalents	0
Restricted cash	0
Trade accounts receivable and other	0
Inventories	0
Prepaid expenses and other current assets	0
Total current assets	0
Non-current assets:
Goodwill and intangible assets	0
Property, plant and equipment and biological assets (note 3)	41
Investments in associates and joint ventures	0
Other investments	0
Deferred tax assets	0
Other assets	136
Total non-current assets	177
Total assets	177
Financial assets | Fair value recognized in OCI
Current assets:
Cash and cash equivalents	0
Restricted cash	0
Trade accounts receivable and other	434
Inventories	0
Prepaid expenses and other current assets	0
Total current assets	434
Non-current assets:
Goodwill and intangible assets	0
Property, plant and equipment and biological assets (note 3)	0
Investments in associates and joint ventures	0
Other investments	670
Deferred tax assets	0
Other assets	0
Total non-current assets	670
Total assets	1,104
Financial assets | Derivatives
Current assets:
Cash and cash equivalents	0
Restricted cash	0
Trade accounts receivable and other	0
Inventories	0
Prepaid expenses and other current assets	304
Total current assets	304
Non-current assets:
Goodwill and intangible assets	0
Property, plant and equipment and biological assets (note 3)	0
Investments in associates and joint ventures	0
Other investments	0
Deferred tax assets	0
Other assets	124
Total non-current assets	124
Total assets	$ 428